Lease - Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases [Abstract]
2025 (Excluding current period)	$ 302,071
2026	104,849	$ 409,587
2027	46,699	104,236
2028	46,699	47,320
2029	46,699	47,320
Thereafter
Total future minimum lease payments, undiscounted	547,017	655,782
Less: Imputed interest	(13,557)	(15,395)
Present value of future minimum lease payments	$ 533,460	$ 640,387